REINSURANCE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2019		2018	2017
	(in millions)
Direct premiums	$759.0		$719.1	$655.0
Considerations for supplementary contracts	5.6		4.4	4.0
Reinsurance assumed	1.2		2.4	2.4
Reinsurance ceded to Protective	(70.0)		(76.1)	(92.0)
Reinsurance ceded - Other	(62.3)		(58.4)	(50.0)
Premiums and annuity considerations	$633.5		$591.4	$519.4

Reduction in insurance - Protective
Reserves, at December 31 (1)	$1,247.0	* $	$1,314.0	$1,383.0

Reduction in insurance - Other
Reserves, at December 31	$267.6		$282.1	$289.0

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(1)	At December 31, 2019 there was $1,131.0 million of assets held in trust at Northern Trust supporting this reinsurance credit.